Debt (Details) (PIK Notes, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Oct. 01, 2012	Dec. 31, 2012
Debt
Face amount of debt	$ 450
Cash interest (as a percent)	9.25%
PIK interest (as a percent)	10.00%
Premium on redemption price of debt instrument as a percentage of principal amount		1.00%
Repurchase price of debt instrument as a percentage of principal amount in the event of a change of control		101.00%
Minimum
Debt
Net proceeds from underwritten public equity offering		$ 25.0
Maximum | Treasury Rate
Debt
Variable interest rate basis		Treasury Rate
Interest rate margin (as a percent)		0.50%
2013
Debt
Redemption price (as a percent)		102.00%
2014
Debt
Redemption price (as a percent)		104.00%
2015
Debt
Redemption price (as a percent)		102.00%
2016 and thereafter
Debt
Redemption price (as a percent)		100.00%
Prior to October 1, 2013
Debt
Redemption price of debt instrument as a percentage of principal amount plus the Applicable Premium		100.00%